UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE


        Report for the Calendar Year of Quarter Ended: September 30, 2007

        Check here if Amendment [_]; Amendment Number:

        This Amendment (Check only one.):
               [_] is a restatement.
               [_] adds new holdings entries.

        Institutional Investment Manager Filing this Report:

        Name:                 Park West Asset Management LLC
        Address:              900 Larkspur Landing Circle, Suite 165
                              Larkspur, California 94939

        Form 13F File Number:

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 James J. Watson
                             Chief Financial Officer
                                 (415) 354-0677


                               /s/ James J. Watson
                            ------------------------
                              Larkspur, California
                                November 14, 2007


                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary



Number of Other Included Managers:                0

Form 13 F Information Table Entry Total:         39

Form 13 F Information Table Value Total:   $205,522 (thousands)

List of Other Included Managers:            NONE

                         Park West Asset Management LLC
                           Form 13 F Holdings Report
                               September 30, 2007



Column 1                             Column 2    Column 3  Column 4          Column 5         Column 6 Column 7        Column 8
--------------------------------    ----------  ---------  --------  -----------------------  -------- --------  ------------------
                                     Title of               Value     Shares/     Sh/   Put/  Invstmnt  Other      Voting Authority
Name of Issuer                         Class      Cusip    (x$1000)   Prn Amt     Prn   Call  Dscretn   Mngrs     Sole   Shared None
--------------------------------    ----------  ---------  --------   --------  ------ -----  -------- --------  ------- ------ ----
ABX AIR, INC                          COM       00080S101   7,750,000 1,094,692    SH          SOLE            1,094,692
ALLIANCE IMAGING INC                  COM       018606202   7,609,000   839,851    SH          SOLE              839,851
ALTRIA GROUP INC                      COM       02209S103   7,486,000   107,663    SH          SOLE              107,663
AMTRUST FINANCIAL SERVICES INC        COM       032359309     932,000    61,456    SH          SOLE               61,456
APPLE, INC                            COM       037833100   8,418,000    54,848    SH          SOLE               54,848
ASPREVA PHARMACEUTICALS CORP          COM       04538T109   6,674,000   325,259    SH          SOLE              325,259
ATLAS AMERICA, INC                    COM       049167109  16,374,000   317,146    SH          SOLE              317,146
CAI INTERNATIONAL, INC                COM       12477X106   5,457,000   387,009    SH          SOLE              387,009
COMCAST CORPORATION CL-A              COM       20030N101   8,626,000   356,730    SH          SOLE              356,730
CONSOL ENERGY INC                     COM       20854P109   5,093,000   109,286    SH          SOLE              109,286
CONSTELLATION ENERGY GROUP            COM       210371100   3,987,000    46,477    SH          SOLE               46,477
COVANTA HOLDING CORP                  COM       22282E102   4,813,000   196,365    SH          SOLE              196,365
CYPRESS SEMICONDUCTOR CORP            COM       232806109   8,528,000   291,957    SH          SOLE              291,957
DAVITA INC                            COM       23918K108   6,540,000   103,519    SH          SOLE              103,519
DEKANIA CORP                         UNIT       24488U203   2,515,000   247,579    SH          SOLE              247,579
GENTEK INC                            COM       37245X203   2,597,000    86,350    SH          SOLE               86,350
HERTZ GLOBAL HOLDINGS, INC            COM       42805T105   5,201,000   228,919    SH          SOLE              228,919
HHGREGG INC                           COM       42833L108   3,485,000   331,868    SH          SOLE              331,868
INDUSTRIAL ENTERPRISES AMER           COM       456132208   2,889,000   676,580    SH          SOLE              676,580
INNOPHOS HOLDINGS INC                 COM       45774N108   7,015,000   460,286    SH          SOLE              460,286
ITC HOLDINGS CORP                     COM       465685105   1,012,000    20,429    SH          SOLE               20,429
K-SWISS INC CL-A                      COM       482686102   4,856,000   211,978    SH          SOLE              211,978
MI DEVELOPMENTS INC                   COM       55304X104   2,433,000    73,470    SH          SOLE               73,470
NRG ENERGY, INC                       COM       629377508  11,335,000   268,034    SH          SOLE              268,034
NEXCEN BRANDS INC                     COM       653351106   4,503,000   670,149    SH          SOLE              670,149
PAIN THERAPEUTICS INC                 COM       69562K100   1,405,000   150,290    SH          SOLE              150,290
PIONEER NATURAL RESOURCES CO          COM       723787107   4,195,000    93,263    SH          SOLE               93,263
PORTLAND GENERAL ELECTRIC CO          COM       736508847   3,197,000   115,000    SH          SOLE              115,000
REGIS CORP                            COM       758932107   3,005,000    94,171    SH          SOLE               94,171
RESOURCE AMERICA INC CL-A             COM       761195205   4,811,000   304,696    SH          SOLE              304,696
SANFILIPPO JOHN & SON INC             COM       800422107     156,000    19,064    SH          SOLE               19,064
SOLERA HOLDINGS INC                   COM       83421A104   5,844,000   324,825    SH          SOLE              324,825
TERNIUM SA SPONSORED                  ADR       880890108   5,940,000   189,159    SH          SOLE              189,159
WALTER INDS INC (NEW)                 COM       93317Q105   4,928,000   183,209    SH          SOLE              183,209
WASHINGTON GROUP INTL INC             COM       938862208   6,822,000    77,695    SH          SOLE               77,695
WILLDAN GROUP INC                     COM       96924N100   6,713,000   658,754    SH          SOLE              658,754
ZAPATA CORPORATION                    COM       989070602   1,166,000   162,000    SH          SOLE              162,000
CASTLEPOINT HOLDINGS LTD              COM       G19522112   1,265,000   109,995    SH          SOLE              109,995
TEEKAY CORPORATION                    COM       Y8564W103   9,947,000   169,134    SH          SOLE              169,134